Income taxes (Schedule of the Provision for Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current tax benefit/(expenses)	$ 2,405	$ (8,147)	$ (4,148)
Deferred tax benefit	5,547	1,961	$ 4,148
Income tax benefit/(expenses)	$ 7,952	$ (6,186)